Offerings	Jan. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.085% Fixed-to-Floating Rate Notes due 2031
Amount Registered | shares	1,450,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,450,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 221,995
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $3,000,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.442% Fixed-to-Floating Rate Notes due 2036
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,250,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,375
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $3,000,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2031
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $3,000,000,000.